Trade and Notes Payables - Summary of Trade and Notes Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade payables	$ 4,911	$ 9,586
Notes payable	327
Trade and notes payables	$ 5,238	$ 9,586